Schedule of Property, Plant and Equipment (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 192,290	$ 169,484
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	158,768	148,961
Property, Plant and Equipment, Net	33,522	20,523
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	175,773	152,967
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	148,266	139,590
Property, Plant and Equipment, Net	27,507	13,377
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	16,517	16,517
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	10,502	9,371
Property, Plant and Equipment, Net	$ 6,015	$ 7,146